Share Capital (Notes)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
SHARE CAPITAL
SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2014	2013
200 million common shares of $0.01 each (2013: 50 million shares)	2,000	500

In June 2014, a resolution was passed at a special general meeting of the shareholders of the Company to increase the authorized share capital from $500,000 to $2,000,000 divided into common shares of $0.01 par value each.

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2014	2013
49,121,550 common shares of $0.01 par value (2013: 30,472,061 shares)	491	305

In February 2014, 49,489 common shares were issued to members of the Board and two management companies in settlement of the first, second and third tranches of RSUs granted in January 2013, December 2011 and December 2010, respectively.

In April 2014, 15,500,000 and 3,100,000 common shares were issued to Frontline 2012 and Karpasia, respectively, in connection with the acquisition of five Capesize dry bulk newbuildings and one 2013-built Capesize dry bulk carrier. These shares, and the five newbuildings and dry bulk carrier purchased, were recorded at a price of $12.54 being the closing share price on the date of issuance.